Assets Held for Sale (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) vesselsHeldForSale	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) vesselsHeldForSale	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Subsequent Event [Line Items]
Assets held for sale	$ 69,300		$ 69,300		$ 0
Number of vessels held for sale | vesselsHeldForSale	3		3
Write-down on assets held for sale	$ 49,300		$ 49,336	$ 0
Credit Facility | $175.0 Million Credit Facility
Subsequent Event [Line Items]
Debt instrument, face amount	$ 175,000		$ 175,000			$ 175,000
Forecast | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsequent Event [Line Items]
Net cash proceeds		$ 56,800
Forecast | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Subsequent Event
Subsequent Event [Line Items]
Consideration received		$ 70,000